Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Fair Value of Share Options, Valuation Assumptions
	Year ended December 31,
	2012	2013

Risk-free interest rate	2.83% - 3.35%	3.40% - 4.02%
Expected life (years)	6.35	6.35
Volatility	46.98% - 74%	46.04% - 46.68%
Dividend yield	-	-

Summary of Information Regarding Share Options at Grant Date
		Fair value per		Intrinsic value
		ordinary share	Exercise price	per option
Grant date	Options granted	at the grant date	per option	at the grant date

January 1, 2010	110,000	$1.80	$2.20	-
July 1, 2010	5,039,000	$2.58	$2.80	-
January 1, 2011	3,786,200	$5.01	$5.20	-
February 14, 2011	700,000	$6.60	$5.20	$981
March 3, 2011	704,500	$7.21	$6.00	$849
July 1, 2011	2,689,200	$14.09	$12.94	$3,102
July 1, 2011	40,000	$14.09	$9.67	$177
October 1, 2011	375,000	$10.89	$10.89	-
January 20, 2012	1,834,500	$11.67	$10.67	$1,835
February 10, 2012	935,000	$11.17	$11.35	-
March 1, 2012	33,000	$14.00	$14.09	-
April 15, 2012	171,500	$14.52	$14.52	-
July 15, 2012	427,500	$10.95	$10.95	-
July 15, 2012	40,000	$10.95	$10.67	$11
October 15, 2012	771,500	$14.73	$14.67	$51
January 15, 2013	701,500	$20.55	$21.09	-
January 16, 2013	80,000	$20.33	$12.94	$591
April 15, 2013	406,000	$19.92	$20.11	-
July 15, 2013	188,000	$36.85	$35.27	$298
October 15, 2013	145,500	$57.03	$55.38	$240

Total	19,177,900

Summary of Share Options Activities
		Weighted average
		exercise price
	Number of options	per option

Outstanding at December 31, 2012	15,148,014	7.2
Granted	1,521,000	25.4
Exercised	(3,982,385)	4.8
Expired	(37,076)	11.6
Forfeited	(1,167,040)	11.3

Outstanding at December 31, 2013	11,482,513	$10.0

Vested and exercisable at December 31, 2013	3,840,705	$5.5

Vested and expect to vest at December 31, 2013	17,152,097	$8.3

Schedule of Share Options Roll Forward
	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average		intrinsic			intrinsic
		remaining	Exercise	value as of		Exercise	value as of
	Number	contractual	price	December 31,	Number	price per	December 31,
	outstanding	term	per option	2013	exercisable	option	2013

June 30, 2009	367,337	5.5 years	$1.50	$19,542	371,710	$1.50	$19,775
January 1, 2010	50,854	6.0 years	$2.20	2,670	33,354	$2.20	1,751
July 1, 2010	1,974,966	6.5 years	$2.80	102,501	1,596,466	$2.80	82,857
January 1, 2011	2,422,833	7.0 years	$5.20	119,930	795,683	$5.20	39,386
February 14, 2011	421,000	7.1 years	$5.20	20,840	71,000	$5.20	3,515
March 3, 2011	277,659	7.2 years	$6.00	13,522	80,409	$6.00	3,916
July 1, 2011	1,434,439	7.5 years	$12.94	59,902	408,556	$12.94	17,061
July 1, 2011	40,000	7.5 years	$9.67	1,801	16,000	$9.67	721
October 1, 2011	160,440	7.7 years	$10.89	7,028	50,440	$10.89	2,210
January 20,2012	1,007,053	8.0 years	$10.67	44,344	98,653	$10.67	4,344
February 10, 2012	698,002	8.1 years	$11.35	30,261	122,003	$11.35	5,289
March 1, 2012	26,400	8.2 years	$14.09	1,072	-	$14.09	-
April 15, 2012	110,057	8.3 years	$14.52	4,422	14,057	$14.52	565
July 15, 2012	315,219	8.5 years	$10.95	13,790	49,220	$10.95	2,153
July 15, 2012	40,000	8.5 years	$10.67	1,761	8,000	$10.67	352
October 15, 2012	665,754	8.8 years	$14.67	26,652	125,154	$14.67	5,010
January 15, 2013	693,500	9.0 years	$21.09	23,311	-	$21.09	-
January 16, 2013	80,000	9.0 years	$12.94	3,341	-	$12.94	-
April 15, 2013	366,000	9.3 years	$20.11	12,659	-	$20.11	-
July 15, 2013	186,000	9.5 years	$35.27	3,615	-	$35.27	-
October 15, 2013	145,000	9.8 years	$55.38	-	-	$55.38	-

Total	11,482,513			$512,964	3,840,705		$188,905

Schedule of Nonvested Shares Granted
		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date(i)

Outstanding at January 1, 2011	11,133,594
Granted	3,255,976	$7.76
Vested	(5,824,709)	1.28
Forfeited	(380,610)	1.58

Outstanding at December 31, 2011	8,184,251
Granted	4,845,877	12.03
Vested	(3,136,471)	2.32
Forfeited	(1,121,419)	7.34

Outstanding at December 31, 2012	8,772,238	$8.38
Granted	5,148,971	32.02
Vested	(3,038,327)	23.55
Forfeited	(812,088)	13.92

Outstanding at December 31, 2013	10,070,794	$15.44

Vested and to be transferred to grantees at December 31, 2013	18,416,568

Vested and expect to vest at December 31, 2013	27,188,805

(i)	The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.